13. Stockholders Deficit (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Beginning Balance, Warrants	9,728,984	9,728,984	4,338,884
Warrants Granted	0.375	0.375	5,390,100
Warrants Granted, Weighted Average Exercise Price			$ .375
Warrants Granted, Weighted Average Remaining Contractual Life (in Years)	3 years 2 months 12 days	3 years 10 months 25 days	5 years
Ending Balance, Warrants Outstanding	9,728,984	9,728,984	9,728,984
Ending Balance, Warrants, Weighted Average Exercise Price	$ 0.375	$ 0.375	$ .375
Ending Balance, Warrants, Weighted Average Remaining Contractual Life (in Years)	2 years 8 months 12 days	3 years 2 months 12 days	4 years 4 months 24 days